Note 14 - Financial Instruments - Assets and Liabilities (Details) - Dec. 31, 2018	USD ($)	MXN ($)
Statement Line Items [Line Items]
Financial assets	$ 1,004,652	$ 293,607
Financial liabilities	531,083	40,373
Net assets	473,569	253,234
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	531,083	40,373
Loans and receivables, category [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	1,004,652	293,525
Loans and receivables, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets		$ 82